Investment in Diana Containerships Inc., textuals (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2011 [SubsidiariesMember]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership before Transaction				54.60%
Spinoff Transaction Shares				2,667,015
Spinoff Transaction Of Ownership Percentage				80.00%
Dividends, Common Stock, Stock				$ 36,981
Sale of Stock, Transaction Date			Jun. 15, 2011
Payments to Acquire Equity Method Investments			20,000
Noncontrolling Interest, Ownership Percentage by Parent				11.00%
Equity Method Investment, Ownership Percentage	9.51%	10.40%
Deconsolidation, Nature of Continuing Involvement, Description	on the basis of the significant influence exercised over Diana Containerships through its shareholding, its common executive Board, until March 1, 2013 through Diana Shipping Services and since May 2013 through a loan agreement
Equity Method Investments	15,640	24,734
Equity Method Investment, Quoted Market Value	13,501
Share Price	$ 4.05
Income / (loss) from Equity Method Investments	(6,094)	(1,773)	1,207
Cash dividends from investment in Diana Containerships Inc.	4,000	2,835	100
Dividends Receivable	$ 0	$ 1,000